UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

349 Ridgedale Ave.

East Hanover, NJ 07936

(Address of principal executive offices)  (Zip code)

David Y.S. Chiueh

349 Ridgedale Ave.

East Hanover, NJ 07936

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30, 2015

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

UPRIGHT GROWTH FUND

Description	Quantity	Current Value	Weight
-------------------------	------------	---------------	--------
Equities
Basic Material
Bhp Billiton Ltd Adr	800	22,848	0.25%
Dow Chemical Company	1,000	49,710	0.54%
Mosaic Company	200	5,236	0.06%
STEELCASE INC*	5,500	74,635	0.81%
		---------------	--------
		152,429	1.65%

Auto/Truck
Johnson Controls Inc	2,500	110,650	1.20%

Bank
Bank Of America Corp	9,000	119,430	1.29%

Consumer
Apple Computer Inc	16,800	1,606,080	17.39%
Whirlpool Corp	100	16,664	0.18%
		---------------	--------
		1,622,744	17.57%

Electronic
Silcon Motion Technology	28,000	1,338,400	14.49%

Energy
Plug Power Inc New*	90,000	167,400	1.81%

Food
Starbucks Corp	200	11,424	0.12%
Whole Foods Market, Inc.*	700	22,414	0.24%
		---------------	--------
		33,838	0.37%

Precious Metals
PROSHARES ULTRA GOLD*	1,000	45,030	0.49%

Insurance
Genworth Financial Inc*	40,500	104,490	1.13%
Metlife Inc	2,500	99,575	1.08%
		---------------	--------
		204,065	2.21%

Internet
Google Inc	100	69,210	0.75%

Machinery
Caterpillar,Inc	100	7,581	0.08%

Medical
Abbott Laboratories	1,500	58,965	0.64%
ABBVIE INC COM	500	30,955	0.34%
ALLERGAN plc Ordinary Sha	200	46,218	0.50%
LANNET INC*	4,700	111,813	1.21%
Pfizer Incorporated	500	17,605	0.19%
Teva Pharm Inds Ltd Adrf	2,000	100,460	1.09%
		---------------	--------
		366,016	3.96%

Oil
Chevron Corporation	300	31,449	0.34%
NOBLE CORPORATION PLC	7,000	57,680	0.63%
Transocean Offshore Inc	1,500	17,835	0.19%
		---------------	--------
		106,964	1.16%

Semiconductor
Himax Technologies Adr	240,000	1,982,400	21.47%

Technology Hardware & Equipment
Taiwan Semiconductr Adrf	25,500	668,865	7.24%

		---------------	--------
		6,995,022	75.75%

Cash and Money Funds
CASH		2,239,547	24.25%
		---------------	--------
Total Net Asset		9,234,569	100.00%

* Non-income producing security

ADR – American Depositary Receipt

PLC – Public Limited Company

As of June 30, 2016, the aggregate cost of securities excluding cash and money funds was $3,861,899.95. The aggregate gross unrealized appreciation for all securities totaled $3,133,122.04. This consisted of an aggregate gross unrealized appreciation of $3,360,077.98, and an aggregate gross unrealized depreciation of $226,955.94.

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of June 30, 2016:

Level 1	$ 9,234,569
Level 2	-
Level 3	-
Total	$ 9,234,569

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S. Chiueh

David Y.S. Chiueh

Trustee

Date: August 15, 2016

By : /s/ David Y.S. Chiueh

David Y.S. Chiueh

Chief Financial Officer

Date: August 15, 2016